SUBSEQUENT EVENTS - (Details) $ in Thousands, $ in Millions	Dec. 16, 2021 USD ($)	Dec. 23, 2020 CAD ($)
SUBSEQUENT EVENTS
Aggregate principal amount		$ 2,500
Interest rate		11.00%
Secured non-revolving term loan
SUBSEQUENT EVENTS
Aggregate principal amount	$ 40
Interest rate	10.00%